Quarterly Holdings Report
for

Fidelity® International Value Fund

July 31, 2021

FIV-QTLY-0921
1.834741.115

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 2.3%
Commonwealth Bank of Australia	98,862	$7,229,595
Evolution Mining Ltd.	479,945	1,472,228
Macquarie Group Ltd.	61,901	7,127,347

TOTAL AUSTRALIA		15,829,170

Austria - 0.9%
Erste Group Bank AG	161,807	6,278,474
Bailiwick of Jersey - 1.9%
Ferguson PLC	41,816	5,864,736
Glencore Xstrata PLC	1,643,200	7,379,857

TOTAL BAILIWICK OF JERSEY		13,244,593

Belgium - 2.7%
Anheuser-Busch InBev SA NV	121,400	7,661,817
KBC Groep NV	133,216	10,730,066

TOTAL BELGIUM		18,391,883

Denmark - 1.1%
A.P. Moller - Maersk A/S Series B	1,533	4,254,417
ORSTED A/S (a)	20,900	3,104,172

TOTAL DENMARK		7,358,589

Finland - 1.4%
Sampo Oyj (A Shares)	131,734	6,347,665
Stora Enso Oyj (R Shares)	156,400	3,095,560

TOTAL FINLAND		9,443,225

France - 14.6%
Air Liquide SA	52,100	9,060,638
ALTEN	9,900	1,573,679
AXA SA	421,105	10,905,377
BNP Paribas SA	233,100	14,214,251
Capgemini SA	32,393	7,003,174
Sanofi SA	142,479	14,685,786
SR Teleperformance SA	15,900	6,707,105
Total SA	411,405	17,940,028
VINCI SA	69,700	7,376,028
Vivendi SA (b)	208,992	7,061,099
Worldline SA (a)(c)	33,488	3,134,711

TOTAL FRANCE		99,661,876

Germany - 11.1%
Bayer AG	94,200	5,612,346
Deutsche Post AG	153,200	10,382,555
Hannover Reuck SE	37,100	6,245,001
HeidelbergCement AG	74,300	6,590,988
Linde PLC	27,414	8,395,001
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,500	4,731,062
Rheinmetall AG	36,250	3,481,407
RWE AG	142,900	5,087,149
Siemens AG	108,439	16,920,080
Vonovia SE	120,054	8,000,822

TOTAL GERMANY		75,446,411

Hong Kong - 0.8%
AIA Group Ltd.	461,000	5,516,217
India - 0.5%
Reliance Industries Ltd. sponsored GDR (a)	63,800	3,528,140
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	7,263,400	1,863,400
Ireland - 2.0%
CRH PLC	187,602	9,376,181
Ryanair Holdings PLC sponsored ADR (c)	36,100	3,936,344

TOTAL IRELAND		13,312,525

Italy - 3.3%
Assicurazioni Generali SpA	251,400	5,025,062
Enel SpA	1,243,200	11,456,759
Mediobanca SpA (c)	537,425	6,302,527

TOTAL ITALY		22,784,348

Japan - 23.1%
DENSO Corp.	112,600	7,735,752
FANUC Corp.	18,200	4,076,213
Fujitsu Ltd.	32,100	5,461,186
Hitachi Ltd.	174,100	10,014,096
Hoya Corp.	62,600	8,790,420
Ibiden Co. Ltd.	50,100	2,635,039
Idemitsu Kosan Co. Ltd.	112,000	2,636,465
Itochu Corp.	259,100	7,669,163
Kao Corp.	43,400	2,613,172
Minebea Mitsumi, Inc.	266,770	7,203,032
Mitsubishi Estate Co. Ltd.	145,900	2,288,722
Mitsubishi UFJ Financial Group, Inc.	1,500,861	7,928,571
Mitsui Fudosan Co. Ltd.	106,800	2,497,760
OBIC Co. Ltd.	12,793	2,241,297
ORIX Corp.	336,800	5,869,938
Recruit Holdings Co. Ltd.	72,500	3,757,722
Renesas Electronics Corp. (c)	309,500	3,331,840
Shin-Etsu Chemical Co. Ltd.	62,300	10,162,954
Shinsei Bank Ltd.	242,800	3,211,357
SoftBank Group Corp.	92,000	5,785,480
Sony Group Corp.	73,700	7,699,181
Sumitomo Mitsui Financial Group, Inc.	228,800	7,712,638
Suzuki Motor Corp.	115,730	4,708,532
Tokio Marine Holdings, Inc.	136,048	6,484,192
Tokyo Electron Ltd.	8,100	3,340,646
Toyota Motor Corp.	234,325	21,036,638

TOTAL JAPAN		156,892,006

Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	75,200	5,120,927
Luxembourg - 1.0%
ArcelorMittal SA (Netherlands)	190,600	6,641,666
Netherlands - 2.9%
AerCap Holdings NV (c)	34,500	1,828,500
Airbus Group NV (c)	60,100	8,243,845
Koninklijke Philips Electronics NV	56,435	2,602,190
NN Group NV	137,317	6,830,074

TOTAL NETHERLANDS		19,504,609

Singapore - 1.0%
United Overseas Bank Ltd.	338,105	6,557,732
South Africa - 0.0%
Thungela Resources Ltd. (b)(c)	30,081	93,200
Spain - 2.5%
Banco Santander SA (Spain)	3,143,582	11,515,429
Cellnex Telecom SA (a)	62,800	4,092,838
Unicaja Banco SA (a)	1,276,100	1,173,931

TOTAL SPAIN		16,782,198

Sweden - 2.3%
Ericsson (B Shares)	204,300	2,356,433
Investor AB (B Shares)	436,340	10,811,686
Volvo AB (B Shares)	108,600	2,557,810

TOTAL SWEDEN		15,725,929

Switzerland - 5.9%
Novartis AG	102,480	9,477,188
Roche Holding AG (participation certificate)	12,260	4,736,187
Swiss Life Holding AG	7,183	3,711,038
UBS Group AG	653,058	10,762,396
Zurich Insurance Group Ltd.	28,331	11,422,345

TOTAL SWITZERLAND		40,109,154

United Kingdom - 12.8%
Anglo American PLC (United Kingdom)	288,719	12,794,287
AstraZeneca PLC (United Kingdom)	60,612	6,964,918
Barratt Developments PLC	387,662	3,791,350
Beazley PLC (c)	306,100	1,669,580
BHP Group PLC	741,297	24,000,486
BP PLC	2,737,395	10,987,968
Imperial Brands PLC	150,350	3,222,572
Lloyds Banking Group PLC	13,787,195	8,717,189
Royal Dutch Shell PLC Class B sponsored ADR	242,400	9,586,920
Standard Chartered PLC (United Kingdom)	932,298	5,598,263

TOTAL UNITED KINGDOM		87,333,533

TOTAL COMMON STOCKS
(Cost $554,715,806)		647,419,805

Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Porsche Automobil Holding SE (Germany)
(Cost $7,344,917)	106,300	11,504,979

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.06% (d)	20,564,612	20,568,725
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	6,389,118	6,389,757
TOTAL MONEY MARKET FUNDS
(Cost $26,958,482)		26,958,482
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $589,019,205)		685,883,266
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(5,438,013)
NET ASSETS - 100%		$680,445,253

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,033,792 or 2.2% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,912
Fidelity Securities Lending Cash Central Fund	49,601
Total	$53,513

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$5,809,466	$131,913,956	$117,154,874	$177	$--	$20,568,725	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	60,382,877	53,993,120	--	--	6,389,757	0.0%
Total	$5,809,466	$192,296,833	$171,147,994	$177	$--	$26,958,482

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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